Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	PORTILLO'S INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40951
Entity Tax Identification Number	87-1104304
Entity Address, State or Province	IL
Entity Address, Address Line One	2001 Spring Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Oak Brook
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	954-3773
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	PTLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001871509